FAIR VALUE DISCLOSURES	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosures

6. FAIR VALUE DISCLOSURES

The Company follows ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 provides a hierarchy of fair value measurements, based on the inputs to the fair value estimation process. It requires disclosure of fair values classified according to defined “levels,” which are based on the reliability of the evidence used to determine fair value, with Level 1 being the most reliable and Level 3 the least reliable. Level 1 evidence consists of observable inputs, such as quoted prices in an active market. Level 2 inputs typically correlate the fair value of the asset or liability to a similar, but not identical item which is actively traded. Level 3 inputs include at least some unobservable inputs, such as valuation models developed using the best information available in the circumstances.

The fair value of cash, accounts receivable, other current assets, and current liabilities approximate book value due to their short-term nature. The estimate of fair value of long-term debt under our senior secured revolving credit facility is not considered to be materially different from carrying value due to market rates of interest. The fair value of the notes payable to our founder is not practicable to determine because the transactions cannot be assumed to have been consummated at arm’s length, the terms are not deemed to be market terms, there are no quoted values available for this instrument, and an independent valuation would not be practicable due to the lack of data regarding similar instruments, if any, and the associated potential costs.

Our senior notes are carried at historical cost, and we estimate the fair value of the senior notes for disclosure purposes. We have estimated the fair value of our $500 million senior notes payable to be $507.5 million at June 30, 2017. This estimation is based on the most recent trading values of the senior notes at or near the reporting dates, which is a Level 1 determination. See Note 9 for information on long-term debt.

We utilize the modified Black-Scholes and the Turnbull Wakeman option pricing models to estimate the fair values of oil, natural gas and natural gas liquids derivative contracts. Inputs to these models include observable inputs from the New York Mercantile Exchange (“NYMEX”) for futures contracts, and inputs derived from NYMEX observable inputs, such as implied volatility of oil, natural gas and natural gas liquids prices. We have classified the fair values of all our oil, natural gas and natural gas liquids derivative contracts as Level 2.

Oil and natural gas properties are subject to impairment testing and potential impairment write down. Oil and natural gas properties with a carrying amount of $36.2 million were written down to their fair value of $7.1 million, resulting in an impairment charge of $29.1 million for the six months ended June 30, 2017. For the six months ended June 30, 2016, oil and natural gas properties with a carrying amount of $27.5 million were written down to their fair value of $14.2 million, resulting in an impairment charge of $13.3 million. Oil and natural gas properties with a carrying amount of $32.8 million were written down to their fair value of $4.9 million, resulting in an impairment charge of $27.9 million for the three months ended June 30, 2017. For the three months ended June 30, 2016, oil and natural gas properties with a carrying amount of $24.2 million were written down to their fair value of $12.6 million, resulting in an impairment charge of $11.6 million. Significant Level 3 assumptions used in the calculation of estimated discounted cash flows in the impairment analysis included our estimate of future oil and natural gas prices, production costs, development expenditures, estimated timing of production of proved reserves, appropriate risk-adjusted discount rates, and other relevant data.

New additions to asset retirement obligations result from estimations for new properties, and fair values for them are categorized as Level 3. Such estimations are based on present value techniques that utilize company-specific information for such inputs as cost and timing of plugging and abandonment of wells and facilities. We recorded $0.7 million and $0.6 million in additions to asset retirement obligations measured at fair value during the six months ended June 30, 2017 and 2016, respectively.

The following table presents information about our financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2017 and December 31, 2016, and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value:

	Level 1	Level 2	Level 3	Total
	(in thousands)
At June 30, 2017:
Financial Assets:
Commodity derivative contracts	—	$36,073	—	$36,073
Financial Liabilities:
Commodity derivative contracts	—	$12,198	—	$12,198
At December 31, 2016:
Financial Assets:
Commodity derivative contracts	—	$15,773	—	$15,773
Financial Liabilities:
Commodity derivative contracts	—	$40,656	—	$40,656

The amounts above are presented on a gross basis. Presentation on our consolidated balance sheets utilizes netting of assets and liabilities with the same counterparty where master netting agreements are in place. For additional information on derivative contracts, see Note 7.

NOTE 6 — FAIR VALUE DISCLOSURES

The Company follows ASC 820, “Fair Value Measurements and Disclosure.” ASC 820 provides a hierarchy of fair value measurements, based on the inputs to the fair value estimation process. It requires disclosure of fair values classified according to defined “levels,” which are based on the reliability of the evidence used to determine fair value, with Level 1 being the most reliable and Level 3 the least. Level 1 evidence consists of observable inputs, such as quoted prices in an active market. Level 2 inputs typically correlate the fair value of the asset or liability to a similar, but not identical item which is actively traded. Level 3 inputs include at least some unobservable inputs, such as valuation models developed using the best information available in the circumstances.

We utilize the modified Black-Scholes and the Turnbull Wakeman option pricing models to estimate the fair values of oil and natural gas derivative contracts. Inputs to these models include observable inputs from the New York Mercantile Exchange (“NYMEX”) and other exchanges for futures contracts, and inputs derived from NYMEX observable inputs, such as implied volatility of oil and natural gas prices. We have classified the fair values of all our oil, natural gas, and natural gas liquids derivative contracts as Level 2.

Our senior notes are carried at historical cost. We estimate the fair value of the senior notes for disclosure purposes (see Note 2). This estimation is based on the most recent trading values of the notes at or near the reporting date, a Level 1 classification.

Oil and natural gas properties are subject to impairment testing and potential impairment write down as described in Note 2. Oil and natural gas properties with a carrying amount of $33.9 million were written down to their fair value of $17.6 million, resulting in an impairment charge of $16.3 million for the year ended December 31, 2016. Oil and natural gas properties with a carrying amount of $499.6 million were written down to their fair value of $322.8 million, resulting in an impairment charge of $176.8 million for the year ended December 31, 2015. Oil and natural gas properties with a carrying amount of $148.4 million were written down to their fair value of $73.5 million, resulting in an impairment charge of $74.9 million for the year ended December 31, 2014. The impairment analysis is based on the estimated discounted future cash flows for those properties. Significant Level 3 assumptions used in the calculation of estimated discounted cash flows included our estimate of future oil and natural gas prices, production costs, development expenditures, estimated quantities and timing of production of proved reserves, appropriate risk-adjusted discount rates, and other relevant data.

New additions to asset retirement obligations result from estimations for new properties, and fair values for them are categorized as Level 3. Such estimations are based on present value techniques which utilize company-specific information for such inputs as cost and timing of plug and abandonment of wells and facilities. We recorded a total of $1.4 million in additions to asset retirement obligations measured at fair value for the year ended December 31, 2016. We recorded a total of $2.0 million in additions to asset retirement obligations measured at fair value for the year ended December 31, 2015.

The following table presents information about our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2015, and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value:

	Level 1	Level 2	Level 3	Total
	(in thousands)
At December 31, 2016:
Financial Assets:
Derivative contracts for oil and natural gas	—	$15,773	—	$15,773
Financial Liabilities:
Derivative contracts for oil and natural gas	—	$40,656	—	$40,656
At December 31, 2015:
Financial Assets:
Derivative contracts for oil and natural gas	—	$166,106	—	$166,106
Financial Liabilities:
Derivative contracts for oil and natural gas	—	$61,840	—	$61,840

The amounts above are presented on a gross basis. Presentation on our consolidated balance sheets utilizes netting of assets and liabilities with the same counterparty where master netting agreements are in place.